Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Debt
Note 5. Debt
Our debt is summarized as follows:

Loan	September 30, 2023	December 31, 2022	Interest Rate		Maturity Date
KeyBank CMBS Loan (1)	$91,486,449	$92,784,412	3.89%		8/1/2026
KeyBank Florida CMBS Loan (2)	50,957,242	51,555,279	4.65%		5/1/2027
CMBS Loan (3)	104,000,000	104,000,000	5.00%		2/1/2029
SST IV CMBS Loan (4)	40,500,000	40,500,000	3.56%		2/1/2030
Credit Facility Term Loan—USD	250,000,000	250,000,000	7.01%		3/17/2026
Credit Facility Revolver—USD	368,201,288	368,201,288	7.06%		3/17/2024
2032 Private Placement Notes	150,000,000	150,000,000	5.28	% (5)	4/19/2032
Oakville III BMO Loan (6) (7)	—	11,992,500			5/16/2024
Ladera Office Loan	3,856,433	3,925,448	4.29%		11/1/2026
Discount on secured debt, net	(83,457)	(93,147)
Debt issuance costs, net	(3,722,077)	(4,493,824)

Total debt	$1,055,195,878	$1,068,371,956

(1)
This fixed rate loan encumbers 29 properties (Whittier, La Verne, Santa Ana, Upland, La Habra, Monterey Park, Huntington Beach, Chico, Lancaster I, Riverside, Fairfield, Lompoc, Santa Rosa, Federal Heights, Aurora, Littleton, Bloomingdale, Crestwood, Forestville, Warren I, Sterling Heights, Troy, Warren II, Beverly, Everett, Foley, Tampa, Boynton Beach, and Lancaster II) with monthly interest only payments until September 2021, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.

(2)
This fixed rate loan encumbers
five
properties (Pompano Beach, Lake Worth, Jupiter, Royal Palm Beach, and Delray) with monthly interest only payments until June 2022, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.

(3)
This fixed rate, interest only loan encumbers 10 properties (Myrtle Beach I, Myrtle Beach II, Port St. Lucie, Plantation, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Ft Pierce, and Nantucket Island). The separate assets of these encumbered properties are not available to pay our other debts.

(4)
On March 17, 2021, in connection with the SST IV Merger, we assumed a $40.5 million fixed rate CMBS financing with KeyBank as the initial lender pursuant to a mortgage loan (the “SST IV CMBS Loan”). This fixed rate loan encumbers seven
properties owned by us (Jensen Beach, Texas City, Riverside, Las Vegas IV, Puyallup, Las Vegas V, and Plant City). The separate assets of these encumbered properties are not available to pay our other debt. The loan has a maturity date of February 1, 2030. Monthly payments due under the loan agreement are interest only, with the full principal amount becoming due and payable on the maturity date.

(5)
As of March 31, 2023, a Total Leverage Ratio Event (as defined below) had occurred, and the interest rate on such Note increased to 5.28% prospectively. For additional information regarding this loan, see below.

(6)
On April 15, 2021, we purchased the Oakville III Property. We partially financed the Oakville III Property acquisition with a loan from Bank of Montreal (the “Oakville III BMO Loan”), which was secured by a first lien on the Oakville III Property. The loan was denominated in Canadian dollars and the proceeds from the loan were approximately $16.3 million CAD. The interest only loan was prepayable at any time without penalty. On March 24, 2023, we fully paid off this loan, including all outstanding accrued interest.

(7)	The amounts shown above are in USD based on the foreign exchange rate in effect as of the date presented.

The weighted average interest rate on our consolidated debt, excluding the impact of our interest rate hedging activities, as of September 30, 2023 was approximately 6.1%. We are subject to certain restrictive covenants relating to the outstanding debt, and as of September 30, 2023, we were in compliance with all such covenants.
2032 Private Placement Notes
On April 19, 2022, we as guarantor, and our Operating Partnership as issuer, entered into a note purchase agreement (“The Note Purchase Agreement”) which provides for the private placement of $150 million of 4.53% Senior Notes due April 19, 2032 (the “2032 Private Placement Notes”). The sale and purchase of the 2032 Private Placement Notes occurred in two closings, with the first of such closings having occurred on April 19, 2022 with $75 million aggregate principal amount of the 2032 Private Placement Notes having been issued on such date (the “First Closing”) and the second of such closings having occurred on May 25, 2022 with $75 million aggregate principal amount of the 2032 Private Placement Notes having been issued on such date (the “Second Closing”). Interest on each series of the 2032 Private Placement Notes will be payable semiannually on the nineteenth day of April and October in each year.
Interest Payable on the Notes was originally subject to a prospective 75 basis points increase, if, as of March 31, 2023, the ratio of total indebtedness to EBITDA (the “Total Leverage Ratio”) of the Company and its subsidiaries, on a consolidated basis, was greater than 7.00 to 1.00 (a “Total Leverage Ratio Event”).
As of March 31, 2023, such Total Leverage Ratio Event occurred, and our 2032 Private Placement Notes began accruing interest at a rate of 5.28%. The interest accruing on the 2032 Private Placement Notes will continue to accrue at 5.28% until such time as the Total Leverage Ratio is less than or equal to 7.00 to 1.00 for two consecutive fiscal quarters, upon such achievement, the applicable fixed interest rate will revert to 4.53% and remain at that interest rate through maturity, regardless of our future Total Leverage Ratio.
We are permitted to prepay at any time all, or from time to time, any part of the Notes in amounts not less than 5% of the 2032 Private Placement Notes then outstanding at (i)
100
% of the principal amount so prepaid and (ii) the make-whole amount. The “Make-Whole Amount” is equal to the excess, if any, of the discounted value of the remaining scheduled payments with respect to the 2032 Private Placement Notes being prepaid over the amount of such 2032 Private Placement Notes. In addition, in connection with a change of control, the Operating Partnership is required to offer to prepay the 2032 Private Placement Notes at 100% of the principal amount plus accrued and unpaid interest thereon, but without the Make Whole Amount or any other prepayment premium or penalty of any kind. The Company must also maintain a debt rating of the 2032 Private Placement Notes by a rating agency.
The Note Purchase Agreement contains certain customary representations and warranties, affirmative, negative and financial covenants, and events of default that are substantially similar to our existing Credit Facility (defined below). The 2032 Private Placement Notes have been issued on a pari passu basis with the Credit Facility, and as such, the Company and certain of its subsidiaries (the “Subsidiary Guarantors”) fully and unconditionally guarantee the Operating Partnership’s obligations under the 2032 Private Placement Notes. The 2032 Private Placement Notes are initially secured by a pledge of equity interests in the Subsidiary Guarantors on similar terms as the Credit Facility.
The proceeds from the 2032 Private Placement Notes were used primarily to pay off existing debt and to pay off certain existing indebtedness of SSGT II in connection with the SSGT II Merger.

Credit Facility
On March 17, 2021, we, through our Operating Partnership (the “Borrower”), entered into a credit facility with KeyBank, National Association, as administrative agent, KeyBanc Capital Markets, Inc., Wells Fargo Securities, Citibank, N.A., and BMO Capital Markets, Corp., as joint book runners and joint lead arrangers, and certain other lenders party thereto (the “Credit Facility”).
The initial aggregate amount of the Credit Facility was $500 million, which consisted of a $250 million revolving credit facility (the “Credit Facility Revolver”) and a $250 million term loan (the “Credit Facility Term Loan”). The Borrower had the right to increase the amount available under the Credit Facility by an additional $350 million (the “Accordion Feature”), for an aggregate amount of $850 million, subject to certain conditions. The Credit Facility also includes sublimits of (a) up to $25 million for letters of credit and (b) up to $25 million for swingline loans; each of these sublimits are part of, and not in addition to, the amounts available under the Credit Facility Revolver. Borrowings under the Credit Facility may be in either U.S. dollars or Canadian dollars.
The maturity date of the Credit Facility Revolver is March 17, 2024, subject to a one-year
extension option, at our election. The maturity date of the Credit Facility Term Loan is March 17, 2026, which cannot
be extended. The Credit Facility may be prepaid or terminated at any time without penalty; provided, however, that the lenders shall be indemnified for certain breakage costs.
On October 7, 2021, the Borrower and lenders who were party to the Credit Facility amended the Credit Facility to increase the commitment on the Credit Facility Revolver by $200 million for a total commitment of $450 million. In connection with the increased commitments, additional lenders were added to the Credit Facility. The commitments on the Credit Facility Term Loan remain unchanged. As a result of this amendment, the aggregate commitment on the Credit Facility is now $700 million. In addition, the Accordion Feature was also amended such that Borrower has the right to increase the aggregate amount of the Credit Facility by an additional $350 million, for an aggregate amount of
up to $1.05 billion, subject to certain conditions.
On April 19, 2022, we amended the Credit Facility (the “Credit Facility Amendment”). The primary purpose of the Credit Facility Amendment was to: (i) facilitate the issuance of the 2032 Private Placement Notes, (ii) make conforming changes between the Note Purchase Agreement and the Credit Facility, and (iii) modify the Credit Facility to reflect a transition from London Interbank Offer Rate (“LIBOR”) to secured overnight financing rate (“SOFR”) for floating rate borrowings.
As of September 30, 2023, advances under the Credit Facility Term Loan incurred interest at a 160 basis points spread over daily simple SOFR plus an additional 10 basis points (the “SOFR Index Adjustment”) or
30-day
Canadian dollar offered rate (“CDOR”), while advances under the Credit Facility Revolver incurred interest at a 165 basis points spread over Daily Simple SOFR plus an additional 10 basis points (the SOFR Index Adjustment) or
30-day
CDOR. The Credit Facility is also subject to an annual unused fee based upon the average amount of the unused portion of the Credit Facility Revolver, which varies from 15 bps to 25 bps, depending on the size of the unused amount, as well as whether a Security Interest Termination Event (defined below) has occurred.
The rate spreads above Daily Simple SOFR plus the SOFR Index Adjustment or CDOR at which the Credit Facility incurs interest are subject to increase based on the consolidated leverage ratio. There are five leverage tiers under the Credit Facility, with the highest tier limited to a maximum leverage of 60% and maximum spreads of 225 basis points and 230 basis points on the Term Loan and the Credit Facility Revolver, respectively. As of September 30, 2023, the consolidated leverage ratio was within the first (i.e. the lowest) leverage tier.

The Credit Facility is fully recourse, jointly and severally, to us, our Operating Partnership, and certain of our subsidiaries (the “Subsidiary Guarantors”). In connection with this, we, our Operating Partnership, and our Subsidiary Guarantors executed guarantees in favor of the lenders. The Credit Facility is also cross-defaulted to (i) any recourse debt of ours, our Operating Partnership, or the Subsidiary Guarantors and (ii) any
non-recourse
debt of ours, our Operating Partnership, or the Subsidiary Guarantors of at least $75 million.
The Credit Facility is initially secured by a pledge of equity interests in the Subsidiary Guarantors. However, upon the achievement of certain security interest termination conditions, the pledges shall be released and the Credit Facility shall become unsecured.
The Credit Facility contains certain customary representations and warranties, affirmative, negative and financial covenants, borrowing conditions, and events of default. In particular, the financial covenants imposed include: a maximum leverage ratio, a minimum fixed charge coverage ratio, a minimum tangible net worth, certain limits on both secured debt and secured recourse debt, certain payout ratios of dividends paid to core funds from operations, limits on unhedged variable rate debt, and minimum liquidity. If an event of default occurs and continues, the Borrower is subject to certain actions by the administrative agent, including, without limitation, the acceleration of repayment of all amounts outstanding under the Credit Facility.
As of September 30, 2023, 99 of our wholly-owned properties were encumbered by the Credit Facility.
As of September 30, 2023, we had borrowed approximately $368 million of the $450 million maximum potential current capacity of the Credit Facility Revolver and all $250 million of the $250 million capacity on the Credit Facility Term Loan. The availability of the Credit Facility is subject to certain calculations, including a debt service coverage ratio (“DSCR”) calculation which utilizes prevailing treasury rates within the calculation. As of September 30, 2023, based on the aforementioned and other borrowing base calculations, we had the full ability to draw up to the maximum potential current capacity of the revolver.
The following table presents the future principal payment requirements on outstanding debt as of September 30, 2023:

2023	$674,385
2024	370,936,183
2025	2,869,187
2026	341,916,100
2027	48,105,557
2028 and thereafter	294,500,000

Total payments	1,059,001,412
Discount on secured debt	(83,457)
Debt issuance costs, net	(3,722,077)

Total	$1,055,195,878

Note 5. Debt
Our debt is summarized as follows:

Loan	December 31, 2022	December 31, 2021	Interest Rate	Maturity Date
KeyBank CMBS Loan (1)	$92,784,412	$94,459,583	3.89%	8/1/2026
KeyBank Florida CMBS Loan (2)	51,555,279	52,000,000	4.65%	5/1/2027
Midland North Carolina CMBS Loan (3)	—	45,758,741
CMBS Loan (4)	104,000,000	104,000,000	5.00%	2/1/2029
SST IV CMBS Loan (5)	40,500,000	40,500,000	3.56%	2/1/2030
SST IV TCF Loan (6)	—	40,782,500
Credit Facility Term Loan—USD (7)	250,000,000	250,000,000	6.00%	3/17/2026
Credit Facility Revolver—USD (7)	368,201,288	233,201,288	6.05%	3/17/2024
2032 Private Placement Notes (7)	150,000,000	—	4.53%	4/19/2032
Oakville III BMO Loan (8) (9)	11,992,500	12,795,250	6.99%	5/16/2024
Ladera Office Loan	3,925,448	4,014,185	4.29%	11/1/2026
Premium (discount) on secured debt, net	(93,147)	234,604
Debt issuance costs, net	(4,493,824)	(3,879,296)

Total debt	$1,068,371,956	$873,866,855

(1)
This fixed rate loan encumbers 29 properties (Whittier, La Verne, Santa Ana, Upland, La Habra, Monterey Park, Huntington Beach, Chico, Lancaster I, Riverside, Fairfield, Lompoc, Santa Rosa, Federal Heights, Aurora, Littleton, Bloomingdale, Crestwood, Forestville, Warren I, Sterling Heights, Troy, Warren II, Beverly, Everett, Foley, Tampa, Boynton Beach, and Lancaster II) with monthly interest only payments until September 2021, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.

(2)
This fixed rate loan encumbers
five
properties (Pompano Beach, Lake Worth, Jupiter, Royal Palm Beach, and Delray) with monthly interest only payments until June 2022, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.

(3)
This fixed rate loan previously encumbered 11 properties (Asheville I, Arden, Asheville II, Hendersonville I, Asheville III, Asheville IV, Asheville V, Asheville VI, Asheville VII, Asheville VIII, and Hendersonville II) with monthly interest only payments until September 2019, at which time both interest and principal payments became due monthly. This loan was fully defeased on May 19, 2022 for approximately $47.9 million, inclusive of loan defeasance costs. In connection with this loan defeasance, we recorded a net loss on extinguishment of debt of approximately $2.4 million.

(4)
This fixed rate, interest only loan encumbers 10 properties (Myrtle Beach I, Myrtle Beach II, Port St. Lucie, Plantation, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Ft Pierce, Nantucket Island). The separate assets of these encumbered properties are not available to pay our other debts.

(5)
On March 17, 2021, in connection with the SST IV Merger, we assumed a $40.5 million fixed rate CMBS financing with KeyBank as the initial lender pursuant to a mortgage loan (the “SST IV CMBS Loan”). This fixed rate loan encumbers seven
properties owned by us (Jensen Beach, Texas City, Riverside, Las Vegas IV, Puyallup, Las Vegas V, and Plant City). The separate assets of these encumbered properties are not available to pay our other debt. The loan has a maturity date of February 1, 2030. Monthly payments due under the loan agreement (the “SST IV CMBS Loan Agreement”) are interest only, with the full principal amount becoming due and payable on the maturity date.

(6)
On March 17, 2021, in connection with the SST IV Merger, we assumed a term loan with TCF National Bank, a national banking association (“TCF”), as lead arranger and administrative agent for up to $40.8 million (the “SST IV TCF Loan”). The SST IV TCF Loan was secured by a first mortgage on each of the Ocoee Property, the Ardrey Kell Property, the Surprise Property, the Escondido Property, and the Punta Gorda Property (the “SST IV TCF Properties”). This loan was fully paid off on April 28, 2022 in the amount of $40.8 million. There were no prepayment penalties for this pay off.

(7)	For additional information regarding this loan, see below
(8)
On April 15, 2021, we purchased the Oakville III Property. We partially financed the Oakville III property acquisition with a loan from Bank of Montreal (the “Oakville III BMO Loan”), which is secured by a first lien on the Oakville III property. The loan is denominated in Canadian dollars and the proceeds from the loan were approximately CAD $16.3 million. The interest only loan is prepayable at any time without penalty, and bears interest at a rate of 2.25% + CDOR.

(9)	The amounts shown above are in USD based on the foreign exchange rate in effect as of the date presented.
The weighted average interest rate on our consolidated debt, excluding the impact of our interest rate hedging activities, as of December 31, 2022 was approximately 5.4%. We are subject to certain restrictive covenants relating to the outstanding debt, and as of December 31, 2022, we were in compliance with all such covenants.
2032 Private Placement Notes
On April 19, 2022, we as guarantor, and our Operating Partnership as issuer, entered into a Note Purchase Agreement which provides for the private placement of $150 million of 4.53% Senior Notes due April 19, 2032. The sale and purchase of the 2032 Private Placement Notes occurred in two closings, with the first of such closings having occurred on April 19, 2022 with $75 million aggregate principal amount of the 2032 Private Placement Notes having been issued on such date (the “First Closing”) and the second of such closings having occurred on May 25, 2022 with $75 million aggregate principal amount of the 2032 Private Placement Notes having been issued on such date (the “Second Closing”).
Interest on the Notes is subject to a potential prospective 75 basis points increase, if, as of March 31, 2023, the ratio of total indebtedness to EBITDA (as defined in the Note Purchase Agreement) (the “Total Leverage Ratio”) of the Company and its subsidiaries, on a consolidated basis, is greater than 7.00 to 1.00 (a “Total Leverage Ratio Event”). If a Total Leverage Ratio Event shall have occurred as of such date, the interest accruing on the 2032 Private Placement Notes would be 5.28% until such time as the Total Leverage Ratio is less than or equal to 7.00 to 1.00 for two consecutive fiscal quarters. Interest on each series of the 2032 Private Placement Notes will be payable semiannually on the nineteenth day of April and October in each year, beginning on October 19, 2022, until maturity.
We are permitted to prepay at any time all, or from time to time any part of, the Notes, in amounts not less than 5% of the 2032 Private Placement Notes then outstanding at (i) 100% of the principal amount so prepaid and (ii) the Make-Whole Amount (as defined in the Note Purchase Agreement). The “Make-Whole Amount” is equal to the excess, if any, of the discounted value of the remaining scheduled payments with respect to the 2032 Private Placement Notes being prepaid over the amount of such 2032 Private Placement Notes. In addition, in connection with a Change of Control (as defined in the Note Purchase Agreement), the Operating Partnership is required to offer to prepay the 2032 Private Placement Notes at 100% of the principal amount plus accrued and unpaid interest thereon, but without the Make Whole Amount or any other prepayment premium or penalty of any kind. The Company must also maintain a debt rating of the 2032 Private Placement Notes by an Acceptable Rating Agency (as defined in the Note Purchase Agreement).

The Note Purchase Agreement contains certain customary representations and warranties, affirmative, negative and financial covenants, and events of default that are substantially similar to our existing Credit Facility. The 2032 Private Placement Notes have been issued on a pari passu basis with the Credit Facility, and as such, the Company and certain of its subsidiaries (the “Subsidiary Guarantors”) fully and unconditionally guarantee the Operating Partnership’s obligations under the 2032 Private Placement Notes. The 2032 Private Placement Notes are initially secured by a pledge of equity interests in the Subsidiary Guarantors on similar terms as the Credit Facility.
The proceeds from the 2032 Private Placement Notes were used primarily to pay off existing debt and to pay off certain existing indebtedness of SSGT II in connection with the SSGT II Merger.
Credit Facility
On March 17, 2021, we, through our Operating Partnership (the “Borrower”), entered into a credit facility with KeyBank, National Association, as administrative agent, KeyBanc Capital Markets, Inc., Wells Fargo Securities, Citibank, N.A., and BMO Capital Markets Corp., as joint book runners and joint lead arrangers, and certain other lenders party thereto (the “Credit Facility”).
The initial aggregate amount of the Credit Facility was $500 million, which consisted of a $250 million revolving credit facility (the “Credit Facility Revolver”) and a $250 million term loan (the “Credit Facility Term Loan”). The Borrower had the right to increase the amount available under the Credit Facility by an additional $350 million (the “Accordion Feature”), for an aggregate amount of $850 million, subject to certain conditions. The Credit Facility also includes sublimits of (a) up to $25 million for letters of credit and (b) up to $25 million for swingline loans; each of these sublimits are part of, and not in addition to, the amounts available under the Credit Facility Revolver. Borrowings under the Credit Facility may be in either U.S. dollars or Canadian dollars.
The maturity date of the Credit Facility Revolver is March 17, 2024, subject to a one-year
extension option, at our election. The maturity date of the Credit Facility Term Loan is March 17, 2026, which cannot
be extended. The Credit Facility may be prepaid or terminated at any time without penalty; provided, however, that the lenders shall be indemnified for certain breakage costs.
On October 7, 2021, the Borrower and lenders who were party to the Credit Facility amended the Credit Facility to increase the commitment on the Credit Facility Revolver by $200 million for a total commitment of $450 million. In connection with the increased commitments, additional lenders were added to the Credit Facility. The commitments on the Credit Facility Term Loan remain unchanged. As a result of this amendment, the aggregate commitment on the Credit Facility is now $700 million. In addition, the Accordion Feature was also amended such that Borrower has the right to increase the aggregate amount of the Credit Facility by an additional $350 million, for an aggregate amount of up to $1.05 billion, subject to certain conditions.
On April 19, 2022, we amended the Credit Facility (the “Credit Facility Amendment”). The primary purpose of the Credit Facility Amendment was to: (i) facilitate the issuance of the 2032 Private Placement Notes, (ii) make conforming changes between the Note Purchase Agreement and the Credit Facility, and (iii) modify the Credit Facility to reflect a transition from LIBOR to SOFR for floating rate borrowings.
As of December 31, 2022, advances under the Credit Facility Term Loan incurred interest at 160 basis points spread over Daily Simple SOFR (as defined in the Credit Facility Amendment) plus an additional 10 basis points (the “SOFR Index Adjustment” as defined in the Credit Facility Amendment) or
30-day
Canadian dollar offered rate (“CDOR”), while advances under the Credit Facility Revolver incurred interest at
165 basis points spread over Daily Simple SOFR plus an additional 10 basis points (the SOFR Index Adjustment) or
30-day

CDOR. The Credit Facility is also subject to an annual unused fee based upon the average amount of the unused portion of the Credit Facility Revolver, which varies from 15 bps to 25 bps, depending on the size of the unused amount, as well as whether a Security Interest Termination Event (defined below) has occurred.
The rate spreads above Daily Simple SOFR plus the SOFR Index Adjustment or CDOR at which the Credit Facility incurs interest are subject to increase based on the Consolidated Leverage Ratio (as defined the Credit Facility Amendment). There are five leverage tiers under the Credit Facility, with the top tier limited to a maximum leverage (as defined in the Credit Facility Agreement) of 60% and maximum spreads of 225 basis points and 230 basis points on the Term Loan and the Credit Facility Revolver, respectively. As of December 31, 2022, the Consolidated Leverage Ratio was within the first leverage tier.
The Credit Facility is fully recourse, jointly and severally, to us, our Operating Partnership, and certain of our subsidiaries (the “Subsidiary Guarantors”). In connection with this, we, our Operating Partnership, and our Subsidiary Guarantors executed guarantees in favor of the lenders. The Credit Facility is also cross-defaulted to (i) any recourse debt of ours, our Operating Partnership, or the Subsidiary Guarantors and (ii) any
non-recourse
debt of ours, our Operating Partnership, or the Subsidiary Guarantors of at least $75 million.
The Credit Facility is initially secured by a pledge of equity interests in the Subsidiary Guarantors. However, upon the achievement of certain security interest termination conditions, the pledges shall be released and the Credit Facility shall become unsecured.
The Credit Facility contains certain customary representations and warranties, affirmative, negative and financial covenants, borrowing conditions, and events of default. In particular, the financial covenants imposed include: a maximum leverage ratio, a minimum fixed charge coverage ratio, a minimum tangible net worth, certain limits on both secured debt and secured recourse debt, certain payout ratios of dividends paid to core funds from operations, limits on unhedged variable rate debt, and minimum liquidity. If an event of default occurs and continues, the Borrower is subject to certain actions by the administrative agent, including, without limitation, the acceleration of repayment of all amounts outstanding under the Credit Facility.
During 2022, the borrowing base was expanded to include the two properties acquired in May 2022, the 10 wholly-owned operating properties acquired in the SSGT II Merger, the 11 properties previously encumbered by the Midland North Carolina CMBS Loan, and the five
properties previously encumbered by the TIV TCF Loan, such that as of December 31, 2022, 99 of our wholly owned properties were encumbered by the Credit Facility.
The availability of the Credit Facility is subject to certain calculations, including a debt service coverage ratio (“DSCR”) calculation which utilizes prevailing treasury rates within the calculation. As of December 31, 2022, the Borrower had borrowed approximately $368.2 million of the $450 million current capacity of the Credit Facility Revolver and all $250 million of the $250 million current capacity of the Credit Facility Term Loan.

The following table presents the future principal payment requirements on outstanding debt as of December 31, 2022:

2023	$2,639,404
2024	382,928,683
2025	2,869,187
2026	341,916,098
2027	48,105,555
2028 and thereafter	294,500,000

Total payments	1,072,958,927
Premium on secured debt, net	(93,147)
Debt issuance costs, net	(4,493,824)

Total	$1,068,371,956